DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of amounts recognized in loss (gain) on derivative financial instruments line item of consolidated statements of income (loss)

	Year Ended December 31,
	2018	2017
Premiums realized on written foreign exchange call options	$(3,110)	$(2,925)
Unrealized loss on warrants(i)	452	15
Realized gain on currency and commodity derivatives	(2,790)	(10,832)
Unrealized loss (gain) on currency and commodity derivatives(i)	11,513	(4,156)
Loss (gain) on derivative financial instruments	$6,065	$(17,898)

Note:

(i)

Unrealized gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and through the other line item of the consolidated statements of cash flows.